Directors' emoluments and staff costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Directors' emoluments and staff costs
Directors' emoluments and staff costs

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
The average number of employees (excluding directors) of the Company during the year:
Research and Development	7	7	5
General and Administrative	7	5	2
Total	14	12	7

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Aggregate emoluments of directors:
Salaries and other short-term employee benefits	830	897	951
Social security costs	94	103	118
Incremental payment for additional services	27	—	44
Other pension costs	10	17	19
Total directors' emoluments	961	1,017	1,132
Share-based payment charge	1,337	1,037	257
Directors' emoluments including share-based payment charge	2,298	2,054	1,389

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Aggregate executive officers costs:
Wages and salaries	857	864	512
Social security costs	83	81	22
Incremental payment for additional services	—	—	—
Share-based payment charge	769	1,332	235
Other pension costs	19	17	2
Total executive officers costs	1,728	2,294	771

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Aggregate other staff costs:
Wages and salaries	1,622	1,272	515
Social security costs	150	101	76
Incremental payment for additional services	—	—	58
Share-based payment charge	795	550	84
Other pension costs	34	21	9
Total other staff costs	2,601	1,944	742

The Company considers key management personnel to comprise directors and executive officers.
The Company operates a defined contribution pension scheme for U.K. employees and executive directors. The total pension cost during the year ended December 31, 2018 was £63 thousand (2017: £55 thousand and 2016: £30 thousand). There were no prepaid or accrued contributions to the scheme at December 31, 2018 (2017 and 2016: £nil).